Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, plant and equipment
The following is a summary of property, plant and equipment, at cost less accumulated depreciation and amortization as of December 31:

	Estimated Useful Life
	(years)	2014	2013
Land and land improvements	0-15	$7,044	$7,008
Buildings and building equipment	15	59,754	63,225
Machinery, tools and equipment	5-12	86,513	93,403
Leasehold improvements (1)	10	24,871	26,858
Computer equipment	3-5	57,859	79,719
Computer software	5-10	162,690	154,622
Furniture and fixtures	5-8	65,409	71,492
Tooling	3-5	94,571	85,560
Construction in progress		54,183	17,207
Total property plant and equipment, at cost		$612,894	$599,094
Less accumulated depreciation and amortization		443,388	438,199
Total property plant and equipment, net		$169,506	$160,895
(1) The estimated useful life for leasehold improvements is the lesser of 10 years or the term of the lease.